GOODWILL AND INTANGIBLE ASSETS, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense for definite lived intangible assets	$ 9,467	$ 14,720
Amortization expense, 2022	5,100
Amortization expense, 2023	5,100
Amortization expense, 2024	5,100
Amortization expense, 2025	5,100
Amortization expense, 2026	$ 4,900